INCOME TAXES - Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Non-current deferred tax assets:
Net operating loss carry forward	¥ 118,031	¥ 157,093
Impairment loss	15,272	10,186
Others	11,776	4,644
Non-current deferred income tax assets	141,344	171,923
Valuation allowances	(141,344)	(171,923)
Net non-current deferred income tax assets	¥ 0	¥ 0